Non-operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Expense, Nonoperating [Abstract]
Non-operating expenses
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Impairment of equity securities at cost	7,000	-	-
Foreign exchange losses	2,195	2,401	1,984
Financial charges	104	341	104
Interest expense	685	643	244
Other components of defined benefit plans, net	248	132	140
Other	847	153	354
Total non-operating expenses from continuing operations	11,079	3,670	2,826